Invested Assets and Investment Income - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	$ 917,643	$ 880,349
Fair value of securitized liabilities	858,774	827,343
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	5	5
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	5	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	249	15
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	1,300	315
Dividends received from associates and joint ventures	2	2
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	4,725	4,679
Fair value of securitized liabilities	$ 4,601	$ 4,661